As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21332

RMK High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 12.3% OF NET ASSETS
	Collateralized Debt Obligations - 7.0%
5,000,000	Commodore 1A C, 7.970% 2/28/37 (a)	2,900,000
4,710,731	Diversified Asset Securitization 1A A1, 7.875% 9/15/35	4,871,650
1,913,862	E-Trade 2004-1A COM1, 2.000% 1/10/40	1,933,001
2,000,000	Linker Finance PLC 16A E, 8.752% 5/19/45 (a)	1,940,000
3,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	2,985,000
4,000,000	Taberna Preferred Funding 2006-6A COM1, Zero Coupon Bond 12/5/36 (a)	3,977,600
2,000,000	Trapeza LLC 8.70% 6/6/41 (a)	2,000,000
1,000,000	Trapeza LLC 2006-10A, Zero Coupon Bond 6/6/41	970,000

		$21,577,251

	Equipment Leases - 2.1%
1,908,038	Aerco Limited 2A A3, 5.659% 7/15/25 (a)	1,655,223
16,000,000	Airplane Repackaged Security 2004-1A B, Zero Coupon Bond 6/16/31 (a)	1,040,000
2,943,023	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	2,979,811
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	884,760

		$6,559,794

	Franchise Loans - 0.2%
	Atherton Franchisee 1999-A AX, 1.082% 3/15/19 interest-only strips (a)	448,421
	Home Equity Loans - 2.4%
2,000,000	Ameriquest Mortgage 2003-8 MV6, 9.073% 10/25/33	2,024,348
1,000,000	Asset Backed Securities 2005-HE1 M10, 8.323% 3/25/35	929,060
3,000,000	Merrill Lynch Mortgage 2005-ACR1 B4, 7.841% 6/28/35 (a)	2,775,000
2,000,000	Soundview 2005-A B1, 8.323% 4/25/35 (a)	1,600,000

		$7,328,408

	Manufactured Housing - 0.6%
1,793,289	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,742,807

Total Asset Backed Securities - Investment Grade (cost $38,717,408)		$37,656,681

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 42.2% OF NET ASSETS
	Certificate-Backed Obligations - 1.8%
1,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	661,140
1,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,022,990
4,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	3,952,000

		$5,636,130

	Collateralized Debt Obligations - 5.9%
1,664,084	Cigna CDO Limited 2000-1A B1, 6.520% 8/28/12 (a)	1,249,111
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,485,000
1,000,000	Flagship CLO 2005-4A, Zero Coupon Bond, 6/1/17 (a)	946,250
3,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	2,940,000
2,000,000	Goldentree Capital 2006-1A E, 10.940% 2/22/20 (a)	1,938,800
2,931,764	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	2,873,128
1,000,000	Marquette Park CLO, 10.000% 7/12/20	980,000
1,931,967	MKP 4A CS, 2.000% 7/12/40 (a)	1,860,079
2,000,000	Rosedale CLO Ltd I-A II, 5.146% 7/26/21 (a)	1,920,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/21 (a)	1,920,000

		$18,112,368

	Commercial Loans - 1.6%
88,310	CS First Boston 1995-WF1 G, 8.570% 12/21/27	83,835
1,967,335	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,116,010
2,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	1,142,760
2,000,000	North Street Referenced Linked Notes 2000-1A, 6.876% 4/28/11 (a)	1,560,000
2,000,000	North Street Referenced Linked Notes 2000-1A D1, 7.726% 4/28/11 (a)	900,000

		$4,802,605

	Equipment Leases - 19.4%
3,524,400	Aerco Limited 1X C1, 6.549% 7/15/23	1,308,434
2,447,319	Aerco Limited 2A C2, 7.249% 7/15/25 (a)	758,669
14,000,000	Aircraft Finance Trust 1999-1A A1, 5.679% 5/15/24 (a)	9,730,000
22,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.749% 3/15/19	13,640,000
958,290	DVI Receivables 2001-2 A3, 3.519% 11/8/31	785,798
1,344,823	DVI Receivables 2001-2 A4, 4.613% 11/11/09	1,116,203
5,063,363	DVI Receivables 2002-1 A3A, 5.520% 6/11/10	3,240,552
16,000,000	Lease Investment Flight Trust 1 A1, 5.589% 7/15/31	11,400,000
2,000,000	Lease Investment Flight Trust 1 A2, 5.629% 7/15/31	1,450,000
5,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	1,068,000
1,489,928	Pegasus Aviation Lease 2000-1 A1, 5.948% 3/25/15 (a)	934,930
2,000,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	1,282,360
18,000,000	Pegasus Aviation Lease 2001-1A A1, 5.655% 3/25/30 (a)	10,980,000
1,822,096	Pegasus Aviation Lease 2001-1A A3, 5.85% 3/10/14 (a)	1,598,889
3,517,584	Pegasus Aviation Lease 2001-1A B1, 6.670% 5/10/31 (a)	140,703
1,758,792	Pegasus Aviation Lease 2001-1A B2, 7.270% 5/10/31 (a)	70,352

		$59,504,890

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Franchise Loans - 1.8%
2,000,000	ACLC Business Loan Receivables Trust 1998-2 B, 6.850% 4/15/20 (a)	1,826,640
1,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	588,030
3,548,000	Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)	2,974,111

		$5,388,781

	Home Equity Loans - 10.9%
2,000,000	Ace Securities 2004-HE4 B, 8.823% 12/25/34 (a)	1,680,000
2,000,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	1,652,500
2,000,000	Ace Securities 2005-HE5 B2, 8.323% 8/25/35 (a)	1,570,000
2,000,000	Ace Securities 2005-HE6 B1, 8.323% 10/25/35 (a)	1,560,000
2,000,000	Ace Securities 2005-SL1 B1, 6.000% 6/25/35 (a)	1,720,000
661,176	Amresco Residential Securities 1999-1 B, 9.323% 11/25/29	643,284
1,900,000	Argent Securities 2004-W5 M7, 8.573% 4/25/34 (a)	1,750,375
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
1,610,661	Delta Funding Home Equity 1997-2 B3, 7.800% 6/25/27	724,524
2,916,116	Delta Funding Home Equity 2000-1 B, 8.090% 5/15/30	2,130,748
1,000,000	Equifirst Mortgage 2005-1 B3, 8.573% 4/25/35 (a)	822,500
1,000,000	Equifirst Mortgage 2005-1 B4, 8.573% 4/25/35 (a)	820,000
3,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	2,259,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	1,760,000
2,000,000	Nomura Home Equity Loan Inc. 2005-HE1 B1, 7.773% 9/25/35	1,775,000
1,318,937	Structured Asset 2003-S A, 7.500% 12/28/33 (a)	923,256
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	352,394
1,823,583	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	1,588,797
2,798,981	Terwin Mortgage 2005-11SL B7, 5.000% 11/25/36 (a)	2,337,149
3,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,227,500
4,000,000	Terwin Mortgage 2006-R3, 6.290% 6/26/37(a)	3,269,600

		$33,355,067

	Small Business Loans - 0.8%
	FMAC Loan Trust 1998-CA AX, 1.837% 9/15/18 interest-only strips (a)	2,333,377

Total Asset Backed Securities - Non-Investment Grade (cost $134,534,311)		$129,133,218

CORPORATE BONDS - INVESTMENT GRADE - 1.3% OF NET ASSETS
	Special Purpose Entity - 1.3%
4,000,000	Duane Park I, Zero Coupon Bond, 6/27/16 (a)	4,000,000

Total Corporate Bonds - Investment Grade (cost $4,000,000)		$4,000,000

CORPORATE BONDS - NON-INVESTMENT GRADE - 37.2% OF NET ASSETS
	Apparel - 0.8%
2,600,000	Rafaella Apparel, 11.250% 6/15/11 (a)	2,496,000
	Appliances - 1.0%
3,250,000	Windmere-Durable, 10.000% 7/31/08	3,075,312
	Automotive - 4.0%
850,000	Ford Motor, 9.215% 9/15/21	671,500
575,000	Ford Motor, 9.980% 2/15/47	462,875
2,625,000	General Motors, 8.375% 7/15/33	2,113,125
1,125,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	990,000
1,750,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	1,321,250
1,600,000	Delco Remy International Inc, 11.000% 5/1/09	936,000
650,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	507,000
2,650,000	Dura Operating, 9.000% 5/1/09	1,391,250
975,000	Federal-Mogul Co, Zero Coupon Bond 1/15/09 in default (c)	585,000
2,200,000	Metaldyne Corp., 11.000% 6/15/12	1,870,000
1,350,000	Metaldyne Corp., 10.000% 11/1/13	1,306,125

		$12,154,125

	Basic Materials - 2.3%
2,125,000	Doe Run Resources, 11.750% 11/1/08 (a)	1,944,375
2,650,000	Edgen Acquisition, 9.875% 2/1/11	2,583,750
975,000	Edgen Corporation, 9.875% 2/1/11 (a)	979,875
2,075,000	Millar Western, 7.750% 11/15/13	1,577,000

		$7,085,000

	Building & Construction - 0.4%
1,350,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	1,181,250

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Communications - 1.8%
925,000	Adelphia Communications, Zero Coupon Bond 10/1/10 in default (c)	504,125
771,000	CCH I Holdings LLC, 11.000% 10/1/15	674,625
3,850,000	CCH I Holdings LLC, 11.750% 5/15/11	2,425,500
2,000,000	Penton Media, 10.375% 6/15/11	1,890,000

		$5,494,250

	Consulting Services - 1.1%
2,000,000	MSX International, 11.000% 10/15/07	1,920,000
2,300,000	MSX International, 11.375% 1/15/08	1,557,422

		$3,477,422

	Electronics - 1.3%
4,100,000	Motors and Gears, 10.750% 11/15/06	4,079,500
	Finance - 1.4%
2,200,000	Advanta Capital Trust I, 8.990% 12/17/26	2,216,500
2,600,000	Banctec, 7.500% 6/1/08	1,928,394

		$4,144,894

	Food - 1.9%
2,850,000	Di Giorgio Corp., 10.000% 6/15/07	2,850,000
1,525,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,517,375
2,300,000	Merisant, 9.500% 7/15/13	1,449,000

		$5,816,375

	Garden Products - 0.3%
1,115,000	Ames True Temper, 10.000% 7/15/12	908,725
	Human Resources - 0.5%
1,500,000	Comforce Operating, 12.000% 12/1/07	1,501,875
	Industrial - 6.5%
1,625,000	Advanced Lighting Technologies, 11.000% 3/31/09	1,591,070
3,000,000	Consolidated Container, 10.125% 7/15/09	2,827,500
825,000	Constar International, 11.000% 12/1/12	618,750
2,500,000	Continental Global Group, 9.000% 10/1/08	2,394,000
3,725,000	GSI Group, 12.000% 5/15/13 (a)	3,855,375
1,775,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	1,775,000
1,650,000	Trimas Corp., 9.875% 6/15/12	1,509,750
380,000	Vicap S.A., 11.375% 5/15/07 *	362,900
2,075,000	VITRO S.A., 11.750% 11/1/13 (a)	1,919,375
3,075,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,490,750
500,000	Wolverine Tube, 10.500% 4/1/09	415,000

		$19,759,470

	Manufacturing - 2.2%
2,595,000	BGF Industries, 10.250% 1/15/09	2,426,325
1,050,000	Elgin National Industries, 11.000% 11/1/07	1,040,750
1,450,000	Maax Corp, 9.750% 6/15/12	1,183,563
2,725,000	J.B. Poindexter & Co., 8.750% 3/15/14	2,207,250

		$6,857,888

	Health Care - 1.5%
2,750,000	Healthsouth Corp, 11.418% 6/15/14 (a)	2,743,125
4,275,000	Insight Health Services, 9.875% 11/1/11	1,881,000

		$4,624,125

	Retail - 2.1%
1,000,000	General Nutrition Center, 8.500% 12/1/10	967,500
750,000	Jo-Ann Stores, 7.500% 3/1/12	675,000
825,000	Nebraska Book Company, 8.625% 3/15/12	767,250
1,280,000	Star Gas Partner, 10.250% 2/15/13	1,321,600
3,425,000	Uno Restaurant, 10.000% 2/15/11 (a)	2,620,125

		$6,351,475

	Special Purpose Entity - 2.9%
575,000	Altra Industrial Motion, 9.000% 12/1/11	577,875
2,500,000	INCAPS Funding II, 10.000% 1/15/34 (a)	2,250,000
977,000	Interactive Health, 7.250% 4/1/11 (a)	786,485
1,100,000	Milacron Escrow Corp, 11.500% 5/15/11	1,020,250
3,000,000	MM Community Funding IX, 10.000% 5/1/33 (a)	2,340,000
675,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	681,750
172,000	PAHC Holdings, Zero Coupon Bond 2/1/10 **	177,160
1,316,750	TPREF Funding III, Zero Coupon Bond 1/15/33 (a)	1,066,568

		$8,900,088

	Technology - 1.0%
2,600,000	Danka Business Systems, 11.000% 6/15/10	2,158,000
1,125,000	Spheris Inc, 11.000% 12/15/12 (a)	1,018,125

		$3,176,125

	Telecommunications - 1.8%
1,473,770	BARAK I.T.C., 10.000% 11/15/10 *	1,473,858
275,000	Century Communications, Zero Coupon Bond 5/15/11 in default (c)	275,000
525,000	Iridium LLC/Capital Corp, Zero Coupon Bond 7/15/05 in default (c)	149,625
2,925,000	Primus Telecommunications, 8.000% 1/15/14	1,872,000
1,900,000	Securus Technologies, 11.000% 9/1/11	1,577,000

		$5,347,483

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Tobacco - 0.6%
2,250,000	North Atlantic Trading, 9.250% 3/1/12	1,811,250
	Transportation - 1.2%
850,000	Evergreen International Aviation, 12.000% 5/15/10	871,250
2,755,000	Sea Containers Ltd, 10.750% 10/15/06 *	2,644,800

		$3,516,050

	Travel - 0.6%
2,000,000	Worldspan Financial, 10.999% 2/15/11	1,965,000

Total Corporate Bonds - Non-Investment Grade (cost $119,815,306)		$113,723,682

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 5.3% OF NET ASSETS
	Collateralized Mortgage Obligations - 5.3%
	Harborview Mortgage 2003-2 1X, 1.296% 10/19/33 interest-only strips	394,521
	Harborview Mortgage 2004-8 x, 0.947% 11/19/34 interest-only strips	1,473,060
4,000,000	Long Beach Mortgage 2004-4 M10, 5.844% 10/25/34	4,050,000
	Mellon Residential 2002-TBC2 X, 0.632% 8/15/32 interest-only strips	609,276
2,000,000	Merrill Lynch Mortgage 2005-M1, 7.323% 5/25/36	1,609,360
2,000,000	Park Place Securities 2005-WCW2 M10, 7.885% 7/25/35	1,780,000
2,000,000	Park Place Securities 2005-WHQ3, 7.885% 6/25/35	1,735,000
183,116	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	183,574
2,050,151	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	2,018,415
2,167,000	Structured Asset 2003-BC1 B2, 9.000% 5/25/32	2,216,540

Total Mortgage Backed Securities - Investment Grade (cost $18,631,166)		$16,069,746

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 19.1% OF NET ASSETS
	Collateralized Mortgage Obligations - 19.1%
2,994,761	Countrywide Alternative Loan Trust 2005-51 B3, 6.517% 11/20/35	2,312,045
3,992,321	Countrywide Alternative Loan Trust 2005-56 B3, 6.573% 11/25/35 (a)	3,074,087
1,986,894	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.267% 3/20/46	1,112,661
1,996,823	Countrywide Alternative Loan Trust 2006-OA2 B2, 7.517% 5/20/46	1,123,213
2,500,000	First Franklin Mortgage 2004-FFH2 B2, 8.823% 10/25/34 (a)	2,325,000
3,000,000	First Franklin Mortgage 2004-FFH3 B1, 8.823% 6/25/34 (a)	2,670,000
2,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	1,500,000
3,000,000	Fremont Home Equity 2005-C B3, 7.068% 7/25/35 (a)	2,205,000
2,000,000	Greenwich Structured Arm Products 2005-2A N2, 3.100% 2/26/35 (a)	1,420,000
3,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	1,856,250
6,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	3,141,000
3,000,000	Greenwich Structured Arm Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	2,340,000
2,568,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	2,223,323
2,990,348	Harborview Mortgage 2006-4 B11, 7.002% 5/19/47 (a)	1,839,064
1,863,889	Harborview Mortgage 2005-15 B10, 7.017% 10/20/45	1,483,544
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,500,000
3,000,000	Meritage Mortgage 2004-2 B1, 8.573% 1/25/35 (a)	2,595,000
2,000,000	Meritage Mortgage 2004-2 B2, 8.573% 1/25/35 (a)	1,665,000
1,021,575	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
3,000,000	Park Place Securities 2005-WCW1 M11, 7.823% 9/25/35	2,437,500
2,000,000	Park Place Securities 2005-WCW3, 7.823% 8/25/35 (a)	1,640,000
2,000,000	Park Place Securities 2005-WHQ1 M10, 7.823% 3/25/35 (a)	1,778,120
2,000,000	Park Place Securities 2005-WHQ4, 7.823% 9/25/35 (a)	1,370,320
2,000,000	People’s Choice Home Loan 2004-2 B, 5.000% 10/25/34 (a)	1,669,900
1,500,000	Popular 2005-4 B2, 7.823% 9/25/35 (a)	1,350,000
1,000,000	Soundview 2005-1 B3, 8.573% 4/25/35 (a)	780,000
1,000,000	Soundview 2005-2 B4, 8.323% 7/25/35 (a)	730,000
2,000,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,506,700
2,000,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	1,581,640
2,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	1,827,080
2,000,000	Structured Asset Securities Corporation 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000

Total Mortgage Backed Securities - Non-Investment Grade (cost $57,755,685)		$58,508,850

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
1,000,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	490,000

Total Municipal Securities (cost $626,650)		$490,000

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
COMMON STOCKS - 13.1% OF NET ASSETS
26,200	Alpha Natural Resources, Inc. (c)	514,044
43,400	American Capital Strategies, Ltd.	1,453,032
17,600	Aqua America, Inc.	401,104
12,600	Arthur J. Gallagher & Co.	319,284
36,500	ATI Technologies Inc. (c)	532,900
16,500	AVX Corporation	260,535
10,000	Bois d’Arc Energy, Inc. (c)	164,700
53,900	Cascade Microtech, Inc. (c)	617,694
6,700	Caterpillar, Inc.	499,016
6,800	CEMEX, S.A. de C.V.	387,396
26,900	Chiquita Brands International, Inc.	370,682
45,500	Citizens Communications Company	593,775
22,300	Companhia de Saneamento Basico do Estado de São Paulo (c)	525,165
23,600	Compass Diversified Trust	336,772
2,100	Compton Petroleum Corporation (c)	24,234
42,600	Consolidated Communications Illinois Holdings, Inc. (c)	708,438
12,700	Cytec Industries Inc. (d)	681,482
4,800	Deere & Company	400,752
32,000	Direct General Corporation	541,440
9,600	Edison International	374,400
26,800	Education Realty Trust, Inc.	446,220
5,100	EnCana Corporation (d)	268,464
15,000	ENSCO International Incorporated (d)	690,300
23,000	Enterprise Partners Products L.P.	572,700
31,000	FairPoint Communications, Inc.	446,400
28,200	Famous Dave’s of America, Inc. (c)	375,060
12,900	Fording Canadian Coal Trust	408,930
10,200	Global Industries, Ltd. (c)(d)	170,340
8,400	Helix Energy Solutions Group, Inc. (c)	339,024
53,600	Infocrossing, Inc. (c)	619,080
133,300	InPhonic, Inc. (c)	839,790
91,386	Intermet Corporation (c)	731,088
81,300	International Coal Group, Inc. (c)	588,612
28,100	Iowa Telecommunications Services, Inc.	531,652
6,000	J.C. Penney Company, Inc.	405,060
15,250	Kinder Morgan Energy Partners, L.P.	700,890
24,500	KKR Financial Corp. (c)	509,845
6,100	Korn/Ferry International (c)	119,499
11,800	L-3 Communications Holdings, Inc.	889,956
8,200	Lloyds TSB Group plc	323,654
2,700	Lone Star Technologies, Inc. (c)(d)	145,854
26,700	Macquarie Infrastructure Company Trust	736,653
12,200	Magellan Midstream Partners, L.P.	414,556
4,500	Manpower Inc.	290,700
25,300	Masco Corporation	749,892
2,500	McDermott International, Inc.(c)	113,675
80,050	MCG Capital Corporation	1,272,795
23,100	Mittal Steel Company N.V.	704,781
28,000	Motorola, Inc.	564,200
49,100	Nam Tai Electronics, Inc.	1,098,367
67,000	Ness Technologies, Inc. (c)	720,250
21,100	Optimal Group Inc. (c)	285,061
3,900	PACCAR Inc.	321,282
18,500	Pacific Sunwear of California, Inc. (c)	331,705
9,700	Philippine Long Distance Telephone Company	334,844
333	Providence Washington Insurance Companies (c)	33
33,700	Regal Entertainment Group	684,784
10,800	RTI International Metals, Inc. (c)	603,072
12,700	Sanderson Farms, Inc.	355,473
13,000	Sasol Limited	502,320
24,290	Ship Finance International Limited	420,460
162,264	Star Gas Partners, L.P. (c)	434,868
12,600	Superior Energy Services, Inc. (c)	427,140
104,566	Taiwan Semiconductor Manufacturing Company Ltd.	959,916
98,433	Technology Investment Capital Corporation (c)	1,442,043
6,300	Tenaris S.A.	255,086
14,750	Teva Pharmaceutical Industries Limited	465,953
9,600	The Dow Chemical Company	374,688
19,600	The Home Depot, Inc. (d)	701,484
9,700	The Talbots, Inc.	178,965
11,700	The Timken Company	392,067
81,500	Trustreet Properties Inc.	1,074,985
28,800	Tsakos Energy Navigation Limited (d)	1,200,384
12,900	Valero Energy Corporation (d)	858,108
11,400	Valero L.P.	562,590
12,900	Washington Mutual, Inc.	587,982

Total Common Stocks (cost $40,420,814)		$40,250,425

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
PREFERRED STOCKS - 1.9% OF NET ASSETS
3,000	Baker Street Funding (a)	2,910,000
1,000	Credit Genesis CLO 2005 (a)	1,000,000
1,000	Hewett’s Island II (a)	990,000
1,325	Motient Corporation	1,026,875

Total Preferred Stocks (cost $5,993,125)		$5,926,875

CORPORATE LOANS - 0.1% OF NET ASSETS
	ICO North America, 7.50%, 8/15/09	$373,750

Total Corporate Loans (cost $325,000)		$373,750

EURODOLLAR TIME DEPOSITS - 4.1% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated June 30, 2006, 3.750% maturing at $ 12,531,410 on July 3, 2006.	$12,530,000

Total Investments - 136.8% of Net Assets (cost $432,382,460)		$418,663,227

Other Assets and Liabilities, net - (36.8%) of Net Assets		(112,606,074)

Net Assets		$306,057,153

	Call Options Written 6/30/2006
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
15	EnCana Corporation/July/50	5,400
23	Korn/Ferry International/July/20	1,035
27	Lone Star Technologies, Inc/July/50	12,690
45	Manpower Inc./July/65	8,550
23	Motorola, Inc./July/20	1,840
26	PACCAR Inc./July/75	15,860
21	Teva Pharmaceutical Industries Limited/July/35	420

	Total Call Options Written (Premiums Received $36,720)	$45,795

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying note to schedule of investments regarding investment valuations.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

**	Payment-in-kind security.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK High Income Fund, Inc.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: August 29, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date: August 29, 2006